Long-term bank loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term bank loans

7.       Long-term bank loans:

New Financing Activities during the year ended December 31, 2021

(i) SEB $39,000 Facility:

On January 22, 2021, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), (the “SEB $39,000 Facility”), for the financing of an amount of $39,000. The amount was drawn on January 25, 2021 and used to finance the cash consideration for the E.R. Acquisition Vessels (Note 5), which were delivered to the Company on January 26, 2021. The facility is repayable in 20 equal quarterly principal payments of $1,950 with the last installment due in January 2026. The SEB $39,000 Facility is secured by a first priority mortgage on the E.R. Acquisition Vessels.

(ii) NBG $125,000 Facility:

On June 24, 2021, the Company entered into an agreement with the National Bank of Greece for a term loan with one drawing in an amount of up to $125,000 (the “NBG $125,000 Facility”). On June 28, 2021, the amount of $125,000 was drawn under the NBG $125,000 Facility to refinance the outstanding amount of $98,505 under the DNB $310,000 Facility. The facility is repayable in 20 equal quarterly principal payments of $3,750 and a balloon payment of $50,000 payable together with the last installment due in June 2026.The NBG $125,000 Facility is secured by first priority mortgages on vessels Big Bang, Strange Attractor, Big Fish, Pantagruel , Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Jennifer, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth.

(iii) ING $210,600 Facility:

On August 19, 2021, the Company entered into an amended and restated facility agreement with ING Bank N.V., London Branch (ING) (the “ING $210,600 Facility”), in order to increase the financing by $40,000 and to include additional borrowers under the existing ING $170,600 Facility (discussed below). The additional financing amount of $40,000 was available in two equal tranches and were drawn on August 23, 2021 in order to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina (Note 5). Each tranche is repayable in 20 consecutive quarterly principal payments of $294 plus a balloon payment of $14,118 due five years after their drawdown. ING $210,600 Facility, is secured also by a first priority mortgage on the additional vessels Star Elizabeth and Star Pavlina.

(iv) DNB $107,500 Facility:

On September 28, 2021, the Company entered into an agreement with the DNB Bank ASA for a term loan with one drawing in an amount of up to $107,500 (the “DNB $107,500 Facility”). On September 29, 2021, the maximum amount was drawn and used to refinance the aggregate outstanding amount of $85,798 under the then existing facilities with (i) Credit Agricole Corporate and Investment Bank (the “Credit Agricole $43,000 Facility”), (ii) Piraeus Bank (the “Piraeus Bank $50,350 Facility”) and (iii) Bank of Tokyo (the “Bank of Tokyo Facility”). The facility is repayable in 20 equal quarterly principal payments of $3,707 and a balloon payment of $33,362 payable together with the last installment due in September 2026. The DNB $107,500 Facility is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra, Star Glory Star Monica, Star Borealis and Star Polaris.

(v) ABN AMRO $97,150 Facility:

On October 27, 2021, the Company entered into an agreement with the ABN AMRO Bank N.V, for a loan facility of up to $97,150 (the “ABN AMRO $97,150 Facility”). The amount of $97,150 was drawn on October 29, 2021 and was used to refinance the outstanding amount of $89,850 under the then existing facility with Citibank N.A., London Branch (the “Citi $130,000 Facility”). The ABN AMRO $97,150 Facility was available in two tranches, one of $68,950 which is repayable in 20 equal quarterly principal payments of $2,250 and a balloon payment of $23,950 payable together with

7.       Long-term bank loans- (continued):

New Financing Activities during the year ended December 31, 2021 – (continued)

the last installment due in October 2026 and one of $28,200 which is repayable in 12 equal quarterly principal payments of $2,350, maturing in October 2024. The ABN AMRO $97,150 Facility is secured by a first priority mortgage on the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Kamila, Star Nina, Star Eva, Star Paola, Star Aphrodite, Star Lydia and Star Nicole.

(vi) Credit Agricole $62,000 Facility:

On October 29, 2021, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank (the “Credit Agricole $62,000 Facility”) for the financing of an aggregate amount of $62,000, to refinance the aggregate outstanding amount of $49,391 under the then existing loan agreements with Alpha Bank S.A. (the “Alpha Bank $35,000 Facility”) and BNP Paribas (the “BNP Facility”) and to prepay an amount of $1,999 under the Attradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera. The amount of $62,000 was drawn on November 2, 2021, and is repayable in 20 quarterly installments of which the first three will be of $3,000 and the following 17 of $2,600 and a balloon payment of $8,800, payable together with the last installment due in November 2026. The Credit Agricole $62,000 Facility is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera.

Pre - Existing Loan Facilities

i) HSBC Working Capital Facility:

On February 6, 2020, the Company entered into a loan agreement with HSBC France for a revolving facility of an amount of up to $30,000 (the “HSBC Working Capital Facility”), in order to finance working capital requirements. Each advance provided under the HSBC Working Capital Facility is repayable within 90 days from its drawdown. The agreement is secured by second priority mortgage on the eight vessels which secure the HSBC $80,000 Facility. As of December 31, 2021 the whole amount is available to the Company under this facility. The facility is subject to annual renewals from the lender with the last being effective until February 2022 and no further renewal took place. The whole amount was available to the Company as of December 31, 2020 and 2021, respectively, and therefore no outstanding balance has been included in the consolidated balance sheets in respect of this short term working capital facility.

ii) DSF $55,000 Facility

On March 26, 2020, the Company entered into a loan agreement with Danish Ship Finance A/S (the “DSF $55,000 Facility”) for the financing of an amount of up to $55,000. The facility was available in two tranches of $27,500 each, both of which were drawn on March 30, 2020 and used to refinance the outstanding amounts under the lease agreements of the vessels Star Eleni and Star Leo. Each tranche is repayable in 10 consecutive, semi-annual principal payments of $1,058 and a balloon payment of $16,923 payable simultaneously with the last installment, which is due in April 2025. The DSF $55,000 Facility is secured by a first priority mortgage on the two vessels. In addition, in April 2020, the Company elected to exercise its option under the DSF $55,000 Facility to convert the floating part of the interest rate linked to US LIBOR, to a fixed rate of 0.581% per annum for a period of three years starting from July 1, 2020.

iii) ING $170,600 Facility

On July 1, 2020, the Company entered into an amended and restated facility agreement with ING the “ING 170,600 Facility”, in order to increase the financing by $70,000 and to include additional borrowers under the existing ING $100,600 Facility. The additional financing amount of $70,000 was available in six tranches, all of which were drawn on July 6, 2020, and used to refinance all outstanding amounts under the lease agreements with CMBL of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona. Each tranche is repayable in 24 equal consecutive quarterly principal payments. Under the ING $100,600 Facility as last amended and restated on March 28, 2019, the following financing amounts have also been drawn: i) in October 2018, two tranches of $22,500 each, which are repayable in 28 equal consecutive quarterly installments of $469 and a balloon payment of $9,375 payable together with the last installment and was used to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan, ii) in July 2019, two tranches of $1,400 each, which are repayable in 16 equal consecutive quarterly installments of $88 each, and was used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan, iii) in March 2019 and April 2019 two tranches of $32,100 and $17,400, respectively, which are repayable in 28 equal consecutive quarterly principal payments of $535 and $311, plus a balloon payment of $17,120 and $8,700, respectively, for each of the two vessels, both due in seven years after the drawdown date, and was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia, and iv) in May 2019 and November 2019, two tranches of $1,400 each, which are repayable in 16 equal consecutive quarterly installments of $88 each, and used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia. The ING $170,600 Facility is secured by a first priority mortgage on the vessels Peloreus, Leviathan, Star Magnanimus, Star Alessia, Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona.

7.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

iv) NTT $17,600 Facility

On July 10, 2020, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation for an amount of $17,600 (the “NTT $17,600 Facility”). The amount was drawn on July 20, 2020 and used to refinance the outstanding amount under the lease agreement with CMBL of the vessel Star Calypso. The facility is repayable in 20 quarterly principal payments of $476 and a balloon payment of $8,086, which is due in July 2025. The NTT $17,600 Facility is secured by first priority mortgage on the aforementioned vessel.

v) CEXIM $57,564 Facility

On December 1, 2020, the Company entered into a loan agreement with China Export-Import Bank for an amount of $57,564 (the “CEXIM $57,564 Facility”) which was drawn in four tranches in late December 2020 and used to refinance (i) the outstanding amount of $41,982, in aggregate, of the vessels Star Gina 2GR, Star Charis and Star Suzanna under the DNB $310,000 Facility and (ii) the outstanding amount under the lease agreement with CMBL of the vessel Star Wave . The first two tranches for Star Wave of $13,209 and for Star Gina 2GR of $26,175, are repayable in 32 equal quarterly installments of $330 and $654 and a balloon payment of $2,642 and $5,235, respectively, due in December 2028. The remaining two tranches of $9,090 each, for Star Charis and Star Suzanna, are repayable in 32 equal quarterly installments. The facility matures in December 2028 and is secured by first priority mortgages on the four aforementioned vessels.

vi) SEB Facility:

On January 28, 2019, the Company entered into a loan agreement with Skandinaviska Enskilda Banken AB (SEB), (the “SEB Facility”), for the financing of an amount of up to $71,420. The facility was available in four tranches. The first two tranches of $32,825, each, were drawn on January 30, 2019 and used together with cash on hand to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Laetitia and Star Sienna. Each tranche matures six years after the drawdown date and is repayable in 24 consecutive, quarterly principal payments of $677 for each of the first 10 quarters and of $524 for each of the remaining 14 quarters, and a balloon payment of $18,723, payable simultaneously with the last quarterly installment, which is due in January 2025. Two tranches of $1,260 each, were drawn in September 2019 and March 2020 and were used to finance the acquisition and installation of scrubber equipment for the respective vessels. Both tranches are repayable in 12 equal consecutive quarterly installments. The SEB Facility is secured by a first priority mortgage on the two vessels.

vii) E SUN Facility:

On January 31, 2019, the Company entered into a loan agreement with E. SUN Commercial Bank, Hong Kong branch, (the “E.SUN Facility”), for the financing of an amount of $37,100, which was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Ariadne. On March 1, 2019, the Company drew the amount of $37,100, which is repayable in 20 consecutive, quarterly principal payments of $618, plus a balloon payment of $24,733 payable simultaneously with the last quarterly installment, which is due in March 2024. The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne.

viii) Atradius Facility:

On February 28, 2019, the Company entered into a loan agreement with ABN AMRO Bank N.V. (the “Atradius Facility”) for the financing of an amount of up to $36,645, which was used to finance the acquisition and installation of scrubber equipment for 42 vessels. The financing is credit insured (85%) by Atradius Dutch State Business N.V. of the Netherlands (the “Atradius”). During 2019, three tranches of $33,311 in aggregate were drawn and the last tranche of $3,331 was drawn in January 2020. In September 2021, the Company prepaid an amount of $1,999, in connection with the vessels Star Despoina and Star Piera (described above) and the remaining six semi-annual installments were amended to $3,331, with the last installment due in June 2024. The facility is secured by a second-priority mortgage on 20 vessels of the Company’s fleet.

7.       Long-term bank loans- (continued):

Pre - Existing Loan Facilities – (continued)

ix) Citibank $62,600 Facility:

On May 8, 2019, the Company entered into a loan agreement with Citibank N.A., London Branch (the “Citibank $62,600 Facility”). In May 2019, the Company drew the aggregate amount of $62,563, which was used, together with cash on hand, to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Virgo and Star Marisa. The facility is repayable in 20 quarterly principal payments of $1,298 and a balloon payment of $36,611 payable simultaneously with the last quarterly installment, which is due in May 2024. The Citibank $62,600 Facility is secured by a first priority mortgage on the aforementioned vessels.

x) CTBC Facility:

On May 24, 2019, the Company entered into a loan agreement with CTBC Bank Co., Ltd, (the “CTBC Facility”), for an amount of $35,000, which was used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Karlie. The facility is repayable in 20 quarterly principal payments of $730 and a balloon payment of $20,400 payable simultaneously with the last quarterly installment, which is due in May 2024. The CTBC Facility is secured by first priority mortgage on the aforementioned vessel.

xi) NTT Facility:

On July 31, 2019, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT Facility”), for an amount of $17,500. The amount was drawn in August 2019 and was used to refinance the outstanding amount of $11,161 of the vessel Star Aquarius under the then existing loan agreement. The facility is repayable in 27 quarterly principal payments of $313 and a balloon payment of $9,063, which is due in August 2026. The NTT Facility is secured by first priority mortgage on the vessel Star Aquarius.

xii) CEXIM $106,470 Facility:

On September 23, 2019, the Company entered into a loan agreement with China Export-Import Bank (the “CEXIM $106,470 Facility”) for an amount of $106,470, which was used to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha. The facility was available in three tranches of $35,490 each, which were drawn in November 2019 and are repayable in 40 equal consecutive quarterly installments of $739 and a balloon payment of $5,915 payable together with the last installment. The CEXIM $106,470 Facility is secured by first priority mortgages on the three aforementioned vessels.

xiii) HSBC $80,000 Facility:

On September 26, 2018, the Company entered into a loan agreement with HSBC Bank plc (the “HSBC $80,000 Facility”) to refinance the aggregate outstanding amount of $74,647 under two of the then existing loan agreements. The amount of $80,000 was drawn on September 28, 2018. During 2019, an amount of $7,505 in aggregate, was prepaid in connection with the sale of two vessels under the HSBC $80,000 Facility and the quarterly installments were amended to $2,140 and the final balloon payment, which is payable together with the last installment in August 2023, was amended to $29,095. As of December 31, 2021, the facility is secured by the vessels Kymopolia, Mercurial Virgo, Pendulum, Amami, Madredeus, Star Emily, Star Omicron, and Star Zeta.

7.       Long-term bank loans - (continued):

Pre - Existing Loan Facilities – (continued)

xiv)       ABN $115,000 Facility:

On December 17, 2018, the Company entered into a loan agreement with ABN AMRO Bank (the “ABN $115,000 Facility”), for an amount of up to $115,000 available in four tranches. The first and the second tranches of $69,525 and $7,900, respectively, were drawn on December 20, 2018. The first tranche was used to refinance the then existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey and the second was used to partially finance the acquisition cost of Star Bright . The first and the second tranche are repayable in 20 equal quarterly installments of $1,705 and $282 respectively, and balloon payments are due in December 2023 along with the last installment in an amount of $35,428 and $2,260, respectively. The remaining two tranches of $17,875 each, were drawn in January 2019 and were used to partially finance the acquisition cost of Star Marianne and Star Janni. Each of the third and the fourth tranche is repayable in 19 equal quarterly installments of $672 and balloon payment in December 2023 along with the last installment in an amount of $5,114. The loan is secured by a first priority mortgage on the vessels Star Virginia, Star Scarlett, Star Jeannette, Star Audrey, Star Bright, Star Marianne and Star Janni.

Redemption 8.30% 2022 Notes:

On November 9, 2017, the Company completed a public offering of $50,000 aggregate principal amount of senior unsecured notes due in 2022 (the “2022 Notes”). The 2022 Notes were not guaranteed by any of the Company’s subsidiaries and bore interest at a rate of 8.30% per year, payable quarterly in arrears on the 15th day of February, May, August and November commencing on February 15, 2018. The 2022 Notes would mature on November 15, 2022, however on July 30, 2021, the Company redeemed all of its outstanding Notes, for 100% of the outstanding principal amount, or $50,000, plus accrued and unpaid interest up to but not including the redemption date as prescribed in the indenture governing the 2022 Notes.

7.       Long-term bank loans - (continued):

All of the Company’s aforementioned facilities are secured by a first-priority ship mortgage on the financed vessels under each facility (one of the facilities is secured by second-priority ship mortgage) and general and specific assignments and guaranteed by Star Bulk Carriers Corp.

Credit Facilities Covenants:

The Company’s outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;
•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under Company’s credit facilities;
•	change the flag, class or management of Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

Furthermore, the Company’s credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including among others:

•	a minimum percentage of vessel value to secured loan amount (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

As of December 31, 2020 and 2021, the Company was required to maintain minimum liquidity, not legally restricted, of $58,000 and $64,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2020 and 2021, the Company was required to maintain minimum liquidity, legally restricted, of $12,320 and $22,986, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2021, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 6.

7.       Long-term bank loans - (continued):

The weighted average interest rate (including the margin) related to the Company’s debt (including 2022 Notes until their redemption date) and lease financings for the years ended December 31, 2019, 2020 and 2021 was 5.28%, 3.63% and 2.94%, respectively. The commitment fees incurred during the years ended December 31, 2019, 2020 and 2021, with regards to the Company’s unused amounts under its credit facilities were $806, $65 and $93, respectively. There are no undrawn portions as of December 31, 2021, other than the available amount under the HSBC Working Capital Facility. The principal payments required to be made after December 31, 2021, are as follows:

Twelve month periods ending	Amount
December 31, 2022	$156,701
December 31, 2023	229,392
December 31, 2024	203,988
December 31, 2025	197,233
December 31, 2026	246,580
December 31, 2027 and thereafter	66,214
Total Long term bank loans	$1,100,108
Unamortized loan issuance costs	(10,853)
Total Long term bank loans, net	$1,089,255
Current portion of long term bank loans	156,701
Long term bank loans, net of current portion and unamortized loan issuance costs	932,554

All of the Company’s bank loans and applicable lease financings bear interest at LIBOR plus a margin, except for DSF $55,000 Facility described above. The amounts of “Interest and finance costs” included in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2019	2020	2021
Interest on financing agreements	$81,393	$58,379	$45,453
Less: Interest capitalized	(1,018)	–	–
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 17)	–	848	2,351
Amortization of debt (loan, lease & notes) issuance costs	5,590	7,815	6,511
Other bank and finance charges	1,652	2,513	1,721
Interest and finance costs	$87,617	$69,555	$56,036

In connection with the prepayments described above and of lease financings, discussed in Note 6, following the sale of mortgaged vessels and the refinancing of certain credit facilities, during the years ended December 31, 2019, 2020 and 2021, $1,229, $3,701 and $3,612 , respectively, of unamortized debt issuance costs were written off. In addition, during the years ended December 31, 2019, 2020 and 2021, $2,297, $1,223 and $388 of expenses were incurred in connection with the aforementioned prepayments. All aforementioned amounts are included under “Loss on debt extinguishment” in the consolidated statements of operations.

Also in connection with the prepayments described above the Company early terminated certain of its interest rate swaps (Note 17) and the Company received an amount of $307 in aggregate, representing the valuation of the interest rate swaps on the termination date. Lastly, upon the de-designation of an interest rate swap, an amount of $436 representing the cumulative gain on the hedging instrument on the de-designation date, previously recognized in equity was written off, provided that the forecasted transactions associated with this hedge were no longer probable since the corresponding loan was fully prepaid. Both aforementioned amounts are included under “Loss on debt extinguishment” in the consolidated statement of operations for the year ended December 31, 2021.